SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Narrative) (Details) In Thousands, unless otherwise specified	12 Months Ended								12 Months Ended
	Dec. 31, 2012 USD ($)	Dec. 31, 2012 CNY	Dec. 31, 2011 CNY	Dec. 31, 2010 CNY	Sep. 01, 2012 USD ($)	Sep. 01, 2012 CNY	Dec. 20, 2011 CNY	May 01, 2011 CNY	Dec. 31, 2012 Favorable lease contracts [Member]	Dec. 31, 2012 Unfavorable lease contracts [Member]	Dec. 31, 2012 Brand name [Member]	Dec. 31, 2012 Land use right [Member]	Dec. 31, 2012 Customer relationship [Member]	Dec. 31, 2012 Leasehold improvements [Member] Minimum [Member]	Dec. 31, 2012 Leasehold improvements [Member] Maximum [Member]	Dec. 31, 2012 Hotel fixtures and equipment [Member] Minimum [Member]	Dec. 31, 2012 Hotel fixtures and equipment [Member] Maximum [Member]	Dec. 31, 2012 Motor vehicles [Member]
Foreign currency transactions and translation
Exchange rate	6.2301	6.2301
Short-term investment
Short-term investment, principal amount			10,000
Short-term investment, interest rate			560.00%
Property, Plant and Equipment [Line Items]
Property and equipment, estimated useful life														4 years	15 years	5 years	10 years	5 years
Finite-Lived Intangible Assets [Line Items]
Finite-lived intangible assets, estimated useful life											5 years	40 years	10 years
Impairment of long-lived assets	1,846	11,500	13,060	5,471
Bills payable
Bills payable, interest rate	0.05%	0.05%
Revenue recognition
Business tax and surcharges	24,425	152,171	124,560	88,124
Operating leases
Sublease income	2,781	17,328	14,355	9,868
Subleases, future minimum rentals	19,211	119,684
Lease Type [Line Items]
Lease term, minimum									4 years	9 years
Lease term, maximum									16 years	16 years
Prepaid rent	27,507	171,370	152,629
Prepaid rent	11,410	71,088	73,419
Deferred rebate income
Rebates received			860	7,162
Deferred rebate income	150	936	(217)	(6,446)
Retirement and other postretirement benefits
Contribution percentage	12.00%	12.00%
Contributions to defined contribution plan	3,837	23,907	16,879	14,138
Commitments and contingencies
Loss contingency	220	1,370
Statutory reserves
Statutory surplus reserve	4,051	25,237	21,050
Variable Interest Entities
Ownership percentage	51.00%	51.00%
Ownership percentage, equityholders	49.00%	49.00%
Paid-in capital		1,000
Consideration paid with cash					600		136,000	2,900
Percentage of ownership after transaction	100.00%	100.00%
Increase in non-controlling interests					1,036	6,454
Decrease in additional paid-in capital					$ (1,132)	(7,054)